Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Benefit Plans [Abstract]
Schedule of Assumptions Used [Table Text Block]

The following table shows the weighted-average assumptions used to determine the benefit obligation at December 31, 2013 and 2012, and the net periodic benefit cost for the years then ended

	Pension		Post-Retirement
	Benefits		Benefits
	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.89%	3.83%	4.27%	3.28%
Rate of compensation increase	N.A.	4.50	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (1)	4.15	4.57	3.28	4.34
Expected return on plan assets	7.63	8.00	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	N/A
N/A - Not Applicable
(1) The 2013 expense was remeasured as of July 1, 2013. The discount rate was 3.83% from January 1, 2013 to July 1, 2013, and was changed to 4.47% for the period from July 1, 2013 to December 31, 2013.

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]

The following table reconciles the beginning and ending balances of the benefit obligation of the Plan and the post-retirement benefit plan with the amounts recognized in the consolidated balance sheets at December 31:

	Pension		Post-Retirement
	Benefits		Benefits
(dollar amounts in thousands)	2013	2012	2013	2012
Projected benefit obligation at beginning of measurement year	$783,778	$656,339	$27,787	$32,851
Changes due to:
Service cost	25,122	24,869	---	---
Interest cost	30,112	29,215	862	1,350
Benefits paid	(14,886)	(13,719)	(3,170)	(3,850)
Settlements	(19,363)	(10,444)	---	---
Plan amendments	(13,559)	---	---	---
Plan curtailments	(7,875)	---	---	---
Medicare subsidies	---	---	564	740
Actuarial assumptions and gains and losses	(98,330)	97,518	(374)	(3,304)
Total changes	(98,779)	127,439	(2,118)	(5,064)
Projected benefit obligation at end of measurement year	$684,999	$783,778	$25,669	$27,787

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

The following table reconciles the beginning and ending balances of the fair value of Plan assets at the December 31, 2013 and 2012 measurement dates:

	Pension
	Benefits
(dollar amounts in thousands)	2013	2012
Fair value of plan assets at beginning of measurement year	$633,617	$538,970

Changes due to:
Actual return on plan assets	49,652	43,810
Employer contributions	---	75,000
Settlements	(19,363)	(10,444)
Benefits paid	(14,886)	(13,719)
Total changes	15,403	94,647
Fair value of plan assets at end of measurement year	$649,020	$633,617

Schedule of Net Benefit Costs [Table Text Block]

The following table shows the components of net periodic benefit costs recognized in the three years ended December 31, 2013:

	Pension Benefits				Post-Retirement Benefits
(dollar amounts in thousands)	2013	2012	2011		2013		2012		2011

Service cost	$25,122	$24,869	$21,650	$	---	$	---	$	---
Interest cost	30,112	29,215	30,073		862		1,350		1,618
Expected return on plan assets	(47,716)	(45,730)	(43,290)		---		---		---
Amortization of transition asset	---	(4)	(5)		---		---		---
Amortization of prior service cost	(2,883)	(5,767)	(5,767)		(1,353)		(1,353)		(1,354)
Amortization of loss	23,044	26,956	23,494		(600)		(332)		(423)
Curtailment	(34,613)	---	---		---		---		---
Settlements	8,116	5,405	5,483		---		---		---
Benefit costs	$1,182	$34,944	$31,638		$(1,091)		$(335)		$(159)

Schedule of Allocation of Plan Assets [Table Text Block]

At December 31, 2013 and 2012, The Huntington National Bank, as trustee, held all Plan assets. The Plan assets consisted of investments in a variety of corporate and government fixed income investments, Huntington mutual funds and Huntington common stock as follows:

	Fair Value
(dollar amounts in thousands)		2013		2012
Cash	$	---	---%	$22	---%
Cash equivalents:
Huntington funds - money market		803	---	6,012	1
Fixed income:
Huntington funds - fixed income funds		74,048	11	84,688	13
Corporate obligations		180,757	28	149,241	24
U.S. Government Obligations		51,932	8	36,595	6
U.S. Government Agencies		6,146	1	7,511	1
Equities:
Huntington funds		289,379	45	312,479	49
Exchange Traded Funds		24,705	4	---	---
Huntington common stock		20,324	3	37,069	6
Limited Partnerships		926	---	---	---
Fair value of plan assets		$649,020	100%	$633,617	100%

Schedule Of Huntington Stock Statistics For Benefit Plan [Table Text Block]

The following table shows the number of shares and dividends received on shares of Huntington stock held by the Plan:

	December 31,
(dollar amounts in thousands, except share amounts)	2013	2012
Shares in Huntington common stock(1)	2,095,304	5,764,986
Dividends received on shares of Huntington stock	$992	$1,085

(1)The Plan has acquired and held Huntington common stock in compliance at all times with Section 407 of the Employee Retirement Income Security Act of 1978.

Schedule of Expected Benefit Payments [Table Text Block]

At December 31, 2013, the following table shows when benefit payments were expected to be paid:

		Post-
	Pension	Retirement
(dollar amounts in thousands)	Benefits	Benefits
2014	$44,924	$2,919
2015	43,610	2,680
2016	41,308	2,437
2017	40,736	2,228
2018	40,216	2,029
2019 through 2022	196,628	8,470

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

The following table presents the amounts recognized in the Consolidated Balance Sheets at December 31, 2013 and 2012 for all of Huntington defined benefit plans

(dollar amounts in thousands)	2013	2012
Accrued expenses and other liabilities	$90,842	$213,335

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

The following tables present the amounts recognized in OCI as of December 31, 2013, 2012, and 2011, and the changes in accumulated OCI for the years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Net actuarial loss	$(166,078)	$(262,187)	$(215,628)
Prior service cost	9,855	25,788	30,261
Transition liability	---	---	3
Defined benefit pension plans	$(156,223)	$(236,399)	$(185,364)

	2013
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(363,691)	$127,292	$(236,399)
Net actuarial (loss) gain:
Amounts arising during the year	118,666	(41,532)	77,134
Amortization included in net periodic benefit costs	29,194	(10,218)	18,976
Prior service cost:
Amounts arising during the year	---	---	---
Amortization included in net periodic benefit costs	(24,514)	8,580	(15,934)
Transition obligation:
Amortization included in net periodic benefit costs	---	---	---
Balance, end of year	$(240,345)	$84,122	$(156,223)

	2012
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(285,177)	$99,813	$(185,364)
Net actuarial (loss) gain:
Amounts arising during the year	(105,527)	36,934	(68,593)
Amortization included in net periodic benefit costs	33,880	(11,858)	22,022
Prior service cost:
Amounts arising during the year	---	---	---
Amortization included in net periodic benefit costs	(6,865)	2,403	(4,462)
Transition obligation:
Amortization included in net periodic benefit costs	(2)	---	(2)
Balance, end of year	$(363,691)	$127,292	$(236,399)

	2011
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(202,292)	$70,803	$(131,489)
Net actuarial (loss) gain:
Amounts arising during the year	(104,146)	36,451	(67,695)
Amortization included in net periodic benefit costs	28,077	(9,827)	18,250
Prior service cost:
Amortization included in net periodic benefit costs	(6,811)	2,384	(4,427)
Transition obligation:
Amortization included in net periodic benefit costs	(5)	2	(3)
Balance, end of year	$(285,177)	$99,813	$(185,364)

Schedule of Costs of Retirement Plans [Table Text Block]

The following table shows the costs of providing the defined contribution plan as of December 31:

	December 31,
(dollar amounts in thousands)	2013	2012	2011
Defined contribution plan	$18,238	$16,926	$14,980

Schedule Of Huntington Stock Statistics For Defined Contribution Plan [Table Text Block]

The following table shows the number of shares, market value, and dividends received on shares of Huntington stock held by the defined contribution plan as of December 31:

	December 31,
(dollar amounts in thousands, except share amounts)	2013	2012
Shares in Huntington common stock	13,624,429	14,892,094
Market value of Huntington common stock	$131,476	$95,160
Dividends received on shares of Huntington stock	2,567	2,414